                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01316

                          SECURITY MID CAP GROWTH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY MID CAP GROWTH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.5%
APPLICATION SOFTWARE - 2.4%
Tibco Software, Inc.*                                      307,000   $ 2,164,350
Tyler Technologies, Inc.*                                  325,000     3,640,000
                                                                     -----------
                                                                       5,804,350
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS - 2.7%
Northern Trust Corporation                                 116,000     6,414,800
                                                                     -----------
BIOTECHNOLOGY - 2.8%
Cell Genesys, Inc.*                                        178,000       893,560
Human Genome Sciences, Inc.*                               179,800     1,923,860
Incyte Corporation*                                        355,000     1,633,000
Kosan Biosciences, Inc.*                                   169,100       676,400
Strategic Diagnostics, Inc.*                               206,300       606,522
ZymoGenetics, Inc.*                                         55,900     1,060,423
                                                                     -----------
                                                                       6,793,765
                                                                     -----------
BROADCASTING & CABLE TV - 1.4%
Salem Communications Corporation*                          180,000     2,341,800
WorldSpace, Inc.*                                          290,000     1,038,200
                                                                     -----------
                                                                       3,380,000
                                                                     -----------
COAL & CONSUMABLE FUELS - 0.6%
Hydrogen Corporation*(3)                                   253,722     1,547,704
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 7.9%
ADC Telecommunications, Inc.*(1)                           171,428     2,890,276
Adtran, Inc.                                               154,000     3,454,220
Extreme Networks, Inc.*                                    290,000     1,206,400
Finisar Corporation*                                     2,145,000     7,014,150
PC-Tel, Inc.*                                              210,000     1,793,400
Symmetricom, Inc.*                                         360,000     2,545,200
                                                                     -----------
                                                                      18,903,646
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 2.2%
M-Systems Flash Disk Pioneers, Ltd.*                       100,000     2,963,000
Novatel Wireless, Inc.*                                    220,000     2,283,600
                                                                     -----------
                                                                       5,246,600
                                                                     -----------
CONSTRUCTION & ENGINEERING - 4.5%
Insituform Technologies, Inc.*                             168,000     3,845,520
Shaw Group, Inc.*                                          253,700     7,052,860
                                                                     -----------
                                                                      10,898,380
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.3%
Hewitt Associates, Inc.*                                    36,000       809,280
                                                                     -----------
DEPARTMENT STORES - 0.4%
Maidenform Brands, Inc.*                                    87,500     1,078,875
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
ChoicePoint, Inc.*                                          70,000   $ 2,923,900
Equifax, Inc.                                               41,390     1,421,333
Navigant Consulting, Inc.*                                 110,000     2,491,500
                                                                     -----------
                                                                       6,836,733
                                                                     -----------
ELECTRIC UTILITIES - 7.0%
KFx, Inc.*                                               1,090,000    16,655,200
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.6%
Millennium Cell, Inc.*                                     141,500       202,345
Plug Power, Inc.*                                          504,000     2,353,680
Power-One, Inc.*                                         1,335,800     8,816,280
Roper Industries, Inc.                                     117,000     5,469,750
UQM Technologies, Inc.*                                    477,816     1,385,666
                                                                     -----------
                                                                      18,227,721
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 6.4%
Aeroflex, Inc.*                                            240,000     2,800,800
FLIR Systems, Inc.*                                        239,000     5,272,340
Maxwell Technologies, Inc.*                                370,000     7,263,100
                                                                     -----------
                                                                      15,336,240
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.7%
Fred's, Inc.                                               133,400     1,780,890
                                                                     -----------
HEALTH CARE FACILITIES - 1.8%
U.S. Physical Therapy, Inc.*                                97,000     1,420,080
United Surgical Partners International, Inc.*               95,000     2,856,650
                                                                     -----------
                                                                       4,276,730
                                                                     -----------
HEALTH CARE SERVICES - 1.0%
Providence Service Corporation*                             90,400     2,461,592
                                                                     -----------
HEALTH CARE SUPPLIES - 1.0%
Orthovita, Inc.*                                           375,000     1,582,500
Regeneration Technologies, Inc.*                           125,900       805,760
                                                                     -----------
                                                                       2,388,260
                                                                     -----------
HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                          118,825       621,455
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Electric City Corporation*(3)                               71,200        78,320
                                                                     -----------
INDUSTRIAL MACHINERY - 0.7%
Quixote Corporation                                         50,100       902,802
Tennant Company                                             17,100       859,788
                                                                     -----------
                                                                       1,762,590
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 1.0%
RealNetworks, Inc.*                                        230,000     2,461,000
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
IT CONSULTING & OTHER SERVICES - 2.5%
Acxiom Corporation                                         149,400   $ 3,735,000
Keane, Inc.*                                               179,500     2,243,750
                                                                     -----------
                                                                       5,978,750
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Charles River Laboratories International, Inc.*             34,000     1,251,200
                                                                     -----------
METAL & GLASS CONTAINERS - 3.5%
Pactiv Corporation*                                        340,000     8,415,000
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.1%
Lions Gate Entertainment Corporation*                      297,800     2,546,190
                                                                     -----------
OIL & GAS DRILLING - 1.6%
Ensco International, Inc.                                   82,300     3,787,446
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 1.5%
BJ Services Company(1)                                      80,000     2,980,800
Superior Energy Services, Inc.*                             15,700       532,230
                                                                     -----------
                                                                       3,513,030
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 5.3%
Rentech, Inc.*                                           2,300,000    10,695,000
Syntroleum Corporation*                                    320,000     1,942,400
                                                                     -----------
                                                                      12,637,400
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 1.9%
Williams Companies, Inc.                                   190,000     4,438,400
                                                                     -----------
PACKAGED FOODS & MEATS - 1.8%
Hormel Foods Corporation                                   116,000     4,308,240
                                                                     -----------
PHARMACEUTICALS - 2.9%
Combinatorx, Inc.*                                         152,000     1,336,080
Connetics Corporation*                                     147,000     1,728,720
Hollis-Eden Pharmaceuticals, Inc.*                         257,744     1,234,594
Iomai Corporation*                                         244,000     1,010,404
Ligand Pharmaceuticals, Inc. (Cl.B)*                       196,900     1,663,805
                                                                     -----------
                                                                       6,973,603
                                                                     -----------
PUBLISHING - 0.1%
Dow Jones & Company, Inc.                                    4,500       157,545
                                                                     -----------
RAILROADS - 1.6%
Kansas City Southern*                                      141,000     3,905,700
                                                                     -----------
REGIONAL BANKS - 0.9%
Boston Private Financial Holdings, Inc.                     80,000     2,232,000
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.2%
Mindspeed Technologies, Inc.*                            1,150,000     2,771,500
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 4.7%
Applied Micro Circuits Corporation*                       750,000   $  2,047,500
hi/fn, Inc.*                                              152,800        944,304
IXYS Corporation*                                         610,000      5,856,000
Netlogic Microsystems, Inc.*                               40,000      1,290,000
QuickLogic Corporation*                                   220,000      1,075,800
                                                                    ------------
                                                                      11,213,604
                                                                    ------------
SPECIALTY STORES - 0.4%
Tractor Supply Company*(1)                                 18,000        994,860
                                                                    ------------
SYSTEMS SOFTWARE - 3.0%
BEA Systems, Inc.*                                        384,000      5,026,560
Sybase, Inc.*                                             106,950      2,074,830
                                                                    ------------
                                                                       7,101,390
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.6%
Clayton Holdings, Inc.*                                   300,000      3,915,000
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 2.6%
MSC Industrial Direct Company, Inc.                       130,000      6,184,100
                                                                    ------------
TRUCKING - 4.0%
J.B. Hunt Transport Services, Inc.                        240,000      5,978,400
Old Dominion Freight Line, Inc.*                           92,500      3,477,075
Universal Truckload Services, Inc.*                         1,900         64,847
                                                                    ------------
                                                                       9,520,322
                                                                    ------------
WATER UTILITIES - 0.2%
Basin Water, Inc.*                                         45,000        450,900
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $190,568,662)                                               236,060,311
                                                                    ------------
PREFERRED STOCK - 0.1%
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE(2,3,4)                      745,000        234,675
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $702,947)                                                       234,675
                                                                    ------------
WARRANTS - 0.1%
Electric City Corporation, $0.40, 03-19-09(4)              20,767          9,314
Hollis-Eden Pharmaceuticals, Inc., $15.45,
   06-19-07(4)                                              8,143             18
Orthovita, Inc., $4.00, 06-26-08(4)                        75,000         88,554
Syntroleum Corporation, $7.60, 05-26-08                    14,100         38,916
ThermoEnergy Corporation, $1.50, 07-14-08(2,3,4)          745,000         64,741
                                                                    ------------
TOTAL WARRANTS
   (cost $634,121)                                                       201,543
                                                                    ------------
COMMERCIAL PAPER - 0.4%
BROKERAGE - 0.4%
Morgan Stanley, 5.27%, 07-07-06                        $1,000,000        999,121
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER (CONTINUED)
TOTAL COMMERCIAL PAPER
   (cost $999,121)                                                  $    999,121
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 0.4%
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES -
   0.4%
Fairway Finance Corporation, 5.22%, 07-06-06           $1,000,000        999,267
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $999,267)                                                       999,267
                                                                    ------------
REPURCHASE AGREEMENT - 0.5%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $1,111,433 (Collateralized by FHLMC, 3.875%,
   11-10-08 and FHLB, 3.32%, 03-30-09 with
   values of $809,874 and $324,654 respectively)        1,111,000      1,111,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,111,000)                                                   1,111,000
                                                                    ------------
TOTAL INVESTMENTS - 100.0%
   (cost $195,015,118)                                               239,605,917
LIABILITIES, LESS CASH & OTHER ASSETS - 0.0%                             (60,111)
                                                                    ------------
TOTAL NET ASSETS - 100.0%
                                                                    $239,545,806
                                                                    ============

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $195,907,657. For federal income tax purposes, the net unrealized appreciation on investments amounted to $43,698,260, which consisted of $61,012,558 of aggregate gross unrealized appreciation, and $17,314,298 of aggregate gross unrealized depreciation.

*    Non-income producing security

PIPES-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(1)  Security is segregated as collateral for open written options contracts.

(2) Security is restricted. The total market value of restricted securities is $299,416 (cost $894,000), or 0.1% of total net assets. The acquisition date is July 14, 2005.

(3) Security is illiquid. The total market value of illiquid securities is $1,925,440 (cost $3,906,558), or 0.8% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value is $397,302 (cost $1,336,927), or 0.2% of total net assets.

MID CAP GROWTH CALL OPTIONS WRITTEN OUTSTANDING

                                                               EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                                      DATE        PRICE    CONTRACTS    VALUE
------------                                                   ----------   --------   ---------   -------
ADC Telecommunications, Inc.                                    08/18/06     $17.50        674     $40,440
BJ Services Company                                             07/21/06      40.00        340      13,600
Tractor Supply Company                                          07/21/06      65.00        180         900
                                                                                         -----     -------
Total call options outstanding (premiums received, $204,846)                             1,194     $54,940
                                                                                         =====     =======

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY MID CAP GROWTH FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 28, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: August 28, 2006